ACCOUNTS PAYABLE	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE

7.ACCOUNTS PAYABLE

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Payables for purchase of property, equipment and software	19,987	84,323
Payables for advertising expenses	30,646	39,870
Others	2,330	11,080
Total	52,963	135,273

7.ACCOUNTS PAYABLE

	As of December 31,	As of September 30,
	2021	2022
	RMB	RMB
Payables for advertising expenses	30,646	26,777
Payables for purchase of property, equipment and software	19,987	19,450
Others	2,330	5,536
Total	52,963	51,763